Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

6. STOCKHOLDERS’ EQUITY

See Note 4 – Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

2025 Equity Incentive Plan

On February 11, 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights and performance awards. The 2025 Plan was approved by the Company’s shareholders and Board of Directors on February 11, 2025. Prior to the Initial Closing, the Company’s board of directors reserved a number of shares of common stock equal to 15% of the shares to be outstanding upon each closing of the Offering, up to a maximum aggregate amount of 15% of the fully diluted shares outstanding of the Company following the final closing of the Offering (assuming exercise or conversion of all then-outstanding common stock equivalents), for the future issuance, at the discretion of the board of directors, of options and other incentive awards to officers, key employees, consultants and directors of the Company and its subsidiaries.

The number of shares reserved for issuance under the 2025 Plan will increase automatically on January 1 of each of 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of the Company’s common stock as of December 31 (calculated on a fully-diluted and as-converted basis), or a number as may be determined by the Company’s board of directors.

As of March 31, 2025, 1,938,468 shares of common stock are reserved under the 2025 Plan. As of March 31, 2025, there were no options outstanding under the 2025 Plan. Repricing outstanding stock awards is not permitted without the approval of the Company’s stockholders, except for certain proportionate capitalization adjustments as set forth in the 2025 Plan. The 2025 Plan terminates on February 11, 2035.

Warrants

See Note 4 – Reverse Recapitalization for details associated with the issuance of warrants, including their term and how they are accounted for.

As of March 31, 2025, there were outstanding and exercisable warrants to purchase an aggregate of 2,583,169 shares of common stock at a weighted average exercise price of $4.96 per share. The warrants had a weighted average remaining contractual term of 3.0 years as of March 31, 2025.

Unite Acquisition 1 Corp. [Member]
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

Note 3. Capital Stock

Preferred Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 10,000,000 shares of preferred stock, par value of $0.0001. As of December 31, 2024 and 2023, there were NIL shares of preferred stock issued and outstanding. The voting rights, preferences, limitations, or restrictions are subject to approval by the board of directors from time to time.

Common Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 50,000,000 shares of common stock, par value of $0.0001. As of December 31, 2024 and 2023, there were 5,000,000 shares of common stock issued and outstanding. Each stockholder will be entitled to one vote.